Average Annual Total Returns		12 Months Ended		44 Months Ended	53 Months Ended	60 Months Ended		114 Months Ended
		Dec. 31, 2025		Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[4]
Holbrook Structured Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		2.85%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.88%		7.69%
Performance Inception Date		May 02, 2022
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.59%		8.66%
Performance Inception Date		May 02, 2022
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.68%		4.79%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.85%		4.92%
Holbrook Structured Income Fund | Holbrook Structured Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.06%		8.13%
Performance Inception Date		May 02, 2022
Holbrook Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[3]		(0.24%)	(0.36%)	[3]	1.50%	[3],[5]
Holbrook Income Fund | Bank of America/Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.34%	[6]		2.22%	2.00%	[6]	2.05%	[6],[7]
Holbrook Income Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.04%			3.83%
Performance Inception Date		Jul. 23, 2021
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.63%				5.19%		5.09%
Performance Inception Date		Jul. 06, 2016
Holbrook Income Fund | Holbrook Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.85%				2.58%		2.99%
Holbrook Income Fund | Holbrook Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.47%				2.83%		3.05%
Holbrook Income Fund | Holbrook Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.19%				4.69%		4.58%
Performance Inception Date		Jul. 06, 2016

[1]	The Bloomberg US Aggregate Bond Index: The index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index or benchmark.
[2]	Inception date is May 2, 2022.
[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing
[4]	Inception date is July 6, 2016, for Class I and Investor Class shares. Inception date is July 23, 2021, for Class A shares.
[5]	Performance since July 23, 2021, (the inception date of the Class A shares) is -0.24%.
[6]	The Bank of America /Merrill Lynch 1-3 Year U.S. Corporate & Government Bond Index is a subset of the Bank of America Merrill Lynch U.S. Government/Corporate Index and tracks the performance of investment-grade debt securities with a remaining term to final maturity of less than 3 years. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[7]	Performance since July 23, 2021, (the inception date of the Class A shares) is 2.22%.